Offerings - Offering: 1	Mar. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	2,783,465
Proposed Maximum Offering Price per Unit	10.70
Maximum Aggregate Offering Price	$ 29,783,075.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,113.04
Offering Note	Covers shares of Class A Common Stock, par value $0.01 per share, of TaskUs, Inc. (the "Shares"), issuable under the TaskUs, Inc. 2021 Omnibus Incentive Plan (the "Plan") and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate amount of additional Shares that may become issuable under the Plan to prevent dilution resulting from stock splits, stock dividends or other similar transactions. The amount in the table above consists of: (i) 1,773,151 Shares that have become reserved for issuance as a result of the operation of the "evergreen" provision of the Plan; and (ii) 1,010,314 Shares issuable under the Plan, which amount is equal to the number of Shares previously issued under the Plan and registered on the Company's registration statement on Form S-8 (File No. 333-256996) and/or the Company's registration statement on Form S-8 (File No. 333-277805) and/or the Company's registration statement on Form S-8 (File No. 333-285608), which were filed with the Securities and Exchange Commission on June 10, 2021, March 8, 2024, and March 6, 2025, respectively, and available for issuance under the Plan as a result of expiration, cancellation, forfeiture, termination, or other settlement without issuance of Shares in respect of awards under the Plan. Estimated solely for calculating the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act. The amount of the registration fee is based on a price of $10.70 per share, which is the average of the high and low prices of the Shares as reported by The Nasdaq Stock Market LLC on March 2, 2026.